Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	UTC NORTH AMERICAN FUND, INC.
Central Index Key	0000869273
Amendment Flag	false
Document Creation Date	Apr. 28, 2017
Document Effective Date	Apr. 28, 2017
Prospectus Date	Apr. 28, 2017
UTC NORTH AMERICAN FUND | UTC NORTH AMERICAN FUND
Prospectus:
Trading Symbol	UTCNX